Taxation (Schedule of Movement of Valuation Allowance) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Current:
Balance at beginning of the period	¥ (55)	¥ (6)
Current period addition	(389)	(49)
Balance at the end of the period	(444)	(55)
Non-current:
Balance at beginning of the period	(12,165)	(1,964)
Current period addition	(45,959)	(10,201)
Balance at the end of the period	¥ (58,124)	¥ (12,165)